Document and Entity Information	6 Months Ended
Apr. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	CardConnect Corp.
Entity Central Index Key	0001614818
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Accelerated Filer
Document Period End Date	Apr. 30, 2016